Goodwill and Other Intangible Assets, Net - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 29, 2026	Dec. 28, 2025	Dec. 29, 2024
Schedule of Goodwill Activity [Line Items]
Goodwill	$ 75,607	$ 62,630	$ 18,476
Accumulated impairment losses
Total	75,607	62,630	18,476
Measurement period adjustments
Tax effect of Cobalt acquisition		12,977
Residential Solar Installation [Member]
Schedule of Goodwill Activity [Line Items]
Goodwill	30,808	30,808	18,276
Accumulated impairment losses
Total	30,808	30,808	18,276
Measurement period adjustments
Tax effect of Cobalt acquisition
New Homes [Member]
Schedule of Goodwill Activity [Line Items]
Goodwill	12,977		200
Accumulated impairment losses
Total	12,977		200
Measurement period adjustments
Tax effect of Cobalt acquisition		12,977
Dealer [Member]
Schedule of Goodwill Activity [Line Items]
Goodwill	31,822	31,822
Accumulated impairment losses
Total	$ 31,822	31,822
Measurement period adjustments
Tax effect of Cobalt acquisition